Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	$ 23,971	$ 20,625
Short-term	1,217	1,143
Long-term	18,015	15,564
Lease liabilities	19,232	16,707
Payment of lease liabilities	1,091	1,032	$ 995
Lease liabilities	(620)	(584)	$ (579)
Matured
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	1,931	1,717
After 1 to 5 years
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	8,213	6,540
After 5 to 10 years
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	$ 13,827	$ 12,368